Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

(24) Commitments and Contingencies

(a) Operating lease commitments

Future minimum lease payments under non-cancelable operating leases as of December 31, 2021, are as follows:

	December 31, 2021
	RMB	US$
Operating lease commitments	73	11

The Company leases warehouses, staff quarters, and offices under operating leases. The leases duration is typically for one to three years, with an option to renew. None of the leases includes contingent rentals.

For the year ended December 31, 2021, 2020, and 2019, total rental expenses for non-cancelable operating leases were RMB73 (US$11), RMB49, and RMB26, respectively.

(b) Outstanding bills receivable discounted

As of December 31, 2021, the Company had not retained any recourse obligation in respect of bills receivable discounted with and sold to banks.

(c) Legal Proceedings

From time to time, we may be subject to legal actions and other claims arising in the ordinary course of business. Shandong Fuwei is currently a party to one legal proceeding in China.

On July 9, 2012, a client filed a lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei, claiming RMB953 plus interest over disputes arising from a Procurement Contract between the parties. Shandong Fuwei raised a jurisdictional objection upon filing its plea, and Beijing Daxing District People’s Court overruled the objection. Shandong Fuwei filed an appeal against the judgment in the First Intermediate People’s Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District People’s Court heard the case and adjourned the hearing due to the fact that the plaintiff failed to provide sufficient evidence. On June 25, 2013, the case was heard in Beijing Daxing District People’s Court again, and it was further adjourned due to the plaintiff’s failure to provide sufficient evidence. The case was then scheduled to be heard on August 7, 2013. However, on the day prior to the re-scheduled hearing, Shandong Fuwei was informed by Beijing Daxing District People’s Court that the hearing was adjourned further for the same reason that plaintiff failed to provide sufficient evidence. On April 21, 2014, the case was heard, and the plaintiff failed to provide sufficient evidence, and the hearing was further adjourned. On May 28, 2014, the case was heard, and the plaintiff provided some evidence. On August 25, 2014, the case was heard again. On November 5, 2014, the court accepted the withdrawal application from the plaintiff. On November 26, 2014, the plaintiff filed a second lawsuit in Beijing Daxing District People’s Court against Shandong Fuwei over disputes arising from the Procurement Contract between the parties claiming RMB618 plus interest as a result of the non-payment. The case was heard on January 26, 2015, where the two parties testified over the relevant evidence. The case was heard on March 3, 2015, October 26, 2015, and May 11, 2016. To date, the case has not been decided.